Business acquisitions and dispositions	6 Months Ended
Jun. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business acquisitions and dispositions	Business acquisitions and dispositions
There were no acquisitions or dispositions as part of the continuing operations during the quarter. See note 18 for a discussion of the disposition of the renewable energy business.